UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	March 31, 2007

Check here if Amendment:	___	; Amendment Number:	_____
This Amendment (Check only one.)	___ is a restatement.
							___ adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Eastbourne Capital Management, L.L.C.
Address:	1101 Fifth Avenue, Suite 370
		San Rafael, CA  94901

Form 13F File Number:	28-05233

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Eric M. Sippel, Esq.
Title:	Chief Operating Officer
Phone:	415-448-1200

Signature, Place and Date of Signing:

	Eric M. Sippel		San Rafael, CA			 May 10, 2007

Report Type (Check only one.):

 X 	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)
___	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
___	13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		27

Form 13F Information Table Value Total:	   1,973,674


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.
<Page


NAME OF ISSUER				TITLE OF		CUSIP		VALUE	    SHARES	    SH/	INV.  OTHER  VOTING AUTH
						CLASS					X1000			    PRN	DISC   MGR	    SOLE

3Com Corporation                     COMM          885535104        339       86,625     SH     SOLE            86,625
Activision, Inc                      COMM          004930202       7480      394,920     SH     SOLE           394,920
AMN Healthcare Services, Inc.        COMM          001744101      77323    3,418,353     SH     SOLE         3,418,353
Amylin Pharmaceuticals, Inc.         COMM          032346108     734322   19,655,301     SH     SOLE        19,655,301
Arqule Inc.                          COMM          04269E107      20003    2,681,406     SH     SOLE         2,681,406
Atherogenetics, Inc.                 COMM          047439104      14143    5,033,143     SH     SOLE         5,033,143
AutoImmune Inc.                      COMM          052776101       1272    1,042,800     SH     SOLE         1,042,800
Berkshire Hathaway Inc. Class B      COMM          084670207      25207        6,925     SH     SOLE             6,925
ConocoPhillips                       COMM          20825C104      41010      600,000     SH     SOLE           600,000
Devon Energy Corporation             COMM          25179M103      13809      199,496     SH     SOLE           199,496
El Paso Corp                         COMM          28336L109     166405   11,500,000     SH     SOLE        11,500,000
i2 Technologies, Inc.                COMM          465754208        158        6,592     SH     SOLE             6,592
Illumina, Inc                        COMM          452327109      10255      350,000     SH     SOLE           350,000
National Semiconductor Corp          COMM          637640103       2840      117,644     SH     SOLE           117,644
Nektar Therapeutics                  COMM          640268108      11918      912,558     SH     SOLE           912,558
Neose Technologies                   COMM          640522108      11781    4,584,132     SH     SOLE         4,584,132
Pain Therapeutics, Inc.              COMM          69562K100      80231   10,233,562     SH     SOLE        10,233,562
Palm, Inc                            COMM          696643105        233       12,848     SH     SOLE            12,848
PYR Energy Corporation               COMM          693677106       4070    3,634,000     SH     SOLE         3,634,000
Sandisk Corp.                        COMM          80004C101      99680    2,275,797     SH     SOLE         2,275,797
Seagate Technology                   COMM          G7945J104      97890    4,201,300     SH     SOLE         4,201,300
Symmetricom, Inc.                    COMM          871543104       7889      950,525     SH     SOLE           950,525
Synopsys, Inc.                       COMM          871607107       2176       82,952     SH     SOLE            82,952
Talisman Energy Inc.                 COMM          87425E103     175600   10,000,000     SH     SOLE        10,000,000
The Coca-Cola Co.                    COMM          191216100     282302    5,881,300     SH     SOLE         5,881,300
Telik, Inc.                          COMM          87959M109      85284   15,706,019     SH     SOLE        15,706,019
VIVUS, Inc.                          COMM          928551100         53       10,300     SH     SOLE            10,300

05/07 EDGAR FILING Form 13F